Exploration and evaluation assets - Disclosure of detailed information about proceeds of sale of NSR (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2018 CAD ($) shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of exploration and evaluation assets [abstract]
Cash consideration received from sale of royalty	$ 1,300,200	$ 1,000,000
Number of shares received on sale of net smelter return royalty | shares	1,125,000	1,125,000	1,125,000
1,125,000 common shares of Cobalt 27	$ 8,325,000		$ 8,325,000
Total proceeds of sale of 2% NSR	9,625,200
Less: book value of Turnagain Nickel-Cobalt Project at date of sale	$ (1,777,377)
Finders fee on sale of royalty, expressed as a percentage	6.00%	6.00%
Less: 6% finders' fee	$ (780,120)	$ (600,000)
Gain on sale of net smelter return royalty	$ 7,067,703		$ 7,067,703